Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUE
REVENUE	$ 65,864	$ 87,429
Cost of production and cost of hotel operation	(13,782)	(9,466)
Other income	2,080	7
Share-based payments		(58,878)
Fair value change on financial liabilities at FVTPL	71	5,221
Other operating expenses	(12,766)	(10,388)
Staff costs	(6,149)	(5,674)
Finance costs	(7,343)	(4,614)
PROFIT BEFORE TAX	27,975	3,637
Income tax expense	(5,127)	(1,544)
Profit (loss) for the period	22,848	2,093
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	52	11,246
Items that will not be reclassified subsequently to profit or loss:
Exchange difference on translation from functional currency to presentation currency	(6,481)	(8,871)
Surplus on revaluation of properties	8,549	7,312
OTHER COMPREHENSIVE INCOME FOR THE PERIOD	2,120	9,687
Total comprehensive income	24,968	11,780
Profit (loss) for the period attributable to:
Owners of the Company	26,992	5,383
Non-controlling interests	(4,144)	(3,290)
Profit (loss) for the period	22,848	2,093
Total comprehensive income (loss) for the period attributable to:
Owners of the Company	25,143	5,281
Non-controlling interests	(175)	6,499
Total comprehensive income	$ 24,968	$ 11,780
Class A Ordinary Shares
Earnings per share (US$ per share)
Basic (in Dollars per share)	$ 0.56	$ 0.12
Diluted (in Dollars per share)	0.56	0.12
Class B Ordinary Shares
Earnings per share (US$ per share)
Basic (in Dollars per share)	0.56	0.12
Diluted (in Dollars per share)	$ 0.56	$ 0.12
Media advertising and marketing services income
REVENUE
REVENUE	$ 10,513	$ 9,976
Hotel operation, hospitality and VIP services income
REVENUE
REVENUE	20,245	12,668
Dividend income and gain related to disposed financial assets at fair value through profit or loss (“FVTPL”)
REVENUE
REVENUE	10,116	8,612
Net fair value changes on financial assets at FVTPL
REVENUE
REVENUE	$ 24,990	$ 56,173